Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 53,749	$ 65,917
Restricted cash (Notes 8 and 9)	5,700	6,721
Accounts receivable trade, net	7,004	7,961
Accounts receivable, other	4,297	4,546
Inventories (Note 5)	8,851	8,187
Prepayments and advances	3,077	3,753
Derivative financial instruments (Note 9)	167	116
Total current assets	82,845	97,201
FIXED ASSETS:
Vessels, net of accumulated depreciation of $413,382 and $528,044 (Note 6)	2,579,285	2,622,631
Office furniture and equipment, net of accumulated depreciation of $1,718 and $2,241 (Note 6)	941	1,147
Advances for vessels under construction (Note 7)	0	76,585
Total fixed assets, net	2,580,226	2,700,363
OTHER NON CURRENT ASSETS:
Time charters acquired, net of accumulated amortization of $108,344 as at December 31, 2010 (Note 11), and other deferred non- current assets	1,108	184,366
Derivative financial instrument (Note 9)	0	923
Restricted cash (Note 8)	57,750	48,967
Total other non current assets	58,858	234,256
Total assets	2,721,929	3,031,820
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees (Note 8)	104,879	107,369
Accounts payable	12,062	11,101
Due to related parties (Note 4)	486	827
Deferred revenue	13,924	17,887
Accrued liabilities	16,696	13,608
Derivative financial instruments (Note 9)	19,453	21,945
Total current liabilities	167,500	172,737
Long-term debt, net of current portion and net of unamortized deferred financing fees (Note 8)	952,716	1,046,672
Time charters acquired, net of accumulated amortization of $860,640 and $864,115 (Note 11)	14,633	18,108
Derivative financial instruments (Note 9)	26,516	30,155
Total non current liabilities	993,865	1,094,935
Total liabilities	1,161,365	1,267,672
Commitments and contingencies (Note 15)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.1 par value: 5,000,000 shares authorized, none issued	0	0
Common Stock, $0.01 par value; 994,000,000 Class A shares and 1,000,000 Class B shares authorized; 84,946,779 Class A shares and 180,746 Class B shares, issued and outstanding at December 31, 2010 and 88,909,430 Class A shares and 230,746 Class B shares, issued and outstanding at December 31, 2011 (Note 12)	891	851
Additional paid-in capital (Notes 12 and 13)	1,071,263	1,061,134
Accumulated Other Comprehensive Income (Loss) (Note 9)	(3,064)	211
Retained earnings	480,081	691,674
Treasury stock (115,529 Class A shares and 588 Class B shares at December 31, 2010, 78,650 Class A shares and 588 Class B shares at December 31, 2011)	(189)	(189)
Excel Maritime Carriers Ltd. Stockholders' equity	1,548,982	1,753,681
Non-controlling interests (Note 1)	11,582	10,467
Total stockholders' equity	1,560,564	1,764,148
Total liabilities and stockholders' equity	$ 2,721,929	$ 3,031,820